Common Shares To Be Issued	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Common Shares To Be Issued

12. Common Shares To Be Issued

On December 31, 2018, the Company executed an acquisition of 100% issued and outstanding ordinary shares of Montrose Food & Wine H.K. Limited (“Montrose HK”) in consideration of $256,410.26 and 100,000 shares of the Company’s common stock. 100,000 shares of the Company’s common stock were issued on April 9, 2019. Issuance of the 100,000 shares was recorded at $360,000 based on $3.60 per share, the closing price of the Company’s common stock as of December 31, 2018.